Share-based compensation - Narrative (Details) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 CHF (SFr) shares	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2023 CHF (SFr) shares	Jun. 30, 2022 CHF (SFr)	Dec. 31, 2022 shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of share options outstanding (in shares)	282,105		282,105		282,105
Number of PSUs and RSUs outstanding (in shares)	1,505,015		1,505,015		700,801
Share-based compensation costs | SFr	SFr 1,312	SFr 1,522	SFr 3,060	SFr 2,870
Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of PSUs and RSUs outstanding (in shares)	1,322,337		1,322,337		604,800
Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of PSUs and RSUs outstanding (in shares)	182,678		182,678		96,001